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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, Massachusetts 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 94.3%	Shares	Value
Large-Cap Funds - 66.3%
American Funds AMCAP Fund - Class A (b)	175,951	$4,289,688
ClearBridge Aggressive Growth Fund - Class I (b)	9,803	1,834,966
DFA U.S. Large Cap Value Portfolio - Institutional Class	12,482	358,472
DFA U.S. Large Company Portfolio - Institutional Class	236,646	3,592,292
Glenmede Large Cap Core Portfolio	191,584	3,900,656
Glenmede Large Cap Growth Portfolio	179,841	4,130,946
iShares MSCI USA Minimum Volatility ETF (a)	98,200	4,049,768
iShares S&P 500 Growth ETF (a)	25,200	2,767,212
iShares S&P 500 Value ETF (a)	27,605	2,322,961
JPMorgan Value Advantage Fund - Institutional Class	129,886	3,425,105
MFS Growth Fund - Class I (b)	55,260	3,886,465
Natixis Loomis Sayles Growth Fund - Class Y	215,016	2,332,929
Putnam Equity Income Fund - Class Y	351,174	6,377,324
Vanguard 500 Index Fund - Admiral Shares	43,786	7,842,935
Vanguard Dividend Growth Fund - Investor Shares	347,530	7,569,206
Wells Fargo Advantage Growth Fund - Institutional Class	112,473	4,675,485
		63,356,410
Sector Funds - 16.6%
Fidelity Select Health Care Portfolio	17,307	3,201,688
Financial Select Sector SPDR Fund (a)	80,000	1,736,800
First Trust Dow Jones Internet Index Fund (a) (b)	30,000	1,982,100
iShares U.S. Energy ETF (a)	33,400	1,089,842
Ivy Science and Technology Fund - Class I (b)	28,281	1,378,420
PowerShares Dynamic Pharmaceuticals Portfolio (a)	40,000	2,454,000
SPDR S&P Regional Banking ETF (a)	7,400	271,284
T. Rowe Price Global Technology Fund	32,369	394,574
Technology Select Sector SPDR Fund (a)	25,000	1,031,000
Vanguard Consumer Discretionary ETF (a)	20,000	2,308,600
		15,848,308
International Funds - 6.0%
JOHCM International Select Fund - Class I	78,506	1,362,083
John Hancock International Growth Fund - Class I	111,885	2,293,635
MFS International Value Fund - Class I	59,806	2,076,457
		5,732,175
Mid-Cap Funds - 5.2%
iShares S&P Mid-Cap 400 Growth ETF (a)	12,600	1,910,790
John Hancock Disciplined Value Mid Cap Fund - Class I	55,402	971,747
Putnam Equity Spectrum Fund - Class Y	12,573	396,047
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,704,267
		4,982,851
Small-Cap Funds - 0.2%
Hodges Small Cap Fund - Institutional Class (b)	14,912	245,149

Total Investment Companies (Cost $75,033,147)		$90,164,893

NEW CENTURY CAPITAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.33% (c) (Cost $6,094,413)	6,094,413	$6,094,413

Total Investments at Value - 100.7% (Cost $81,127,560)		$96,259,306

Liabilities in Excess of Other Assets - (0.7%)		(642,729)

Net Assets - 100.0%		$95,616,577

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 96.0%	Shares	Value
Large-Cap Funds - 27.7%
American Funds AMCAP Fund - Class A (b)	117,268	$2,858,983
ClearBridge Aggressive Growth Fund - Class I (b)	8,687	1,626,084
iShares Core S&P 500 ETF (a)	18,100	3,522,622
John Hancock Disciplined Value Fund - Class I	163,973	2,635,040
JPMorgan Hedged Equity Fund - Select Class	89,775	1,393,308
JPMorgan Value Advantage Fund - Institutional Class	129,022	3,402,306
Wells Fargo Advantage Growth Fund - Institutional Class	29,965	1,245,633
		16,683,976
Fixed Income/Multi-Sector Bond Funds - 25.5%
Angel Oak Multi-Strategy Income Fund - Class I	130,038	1,465,532
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	254,935	2,470,322
Dodge & Cox Income Fund	238,573	3,168,252
Loomis Sayles Bond Fund - Institutional Class	147,240	1,846,388
PIMCO Income Fund - Institutional Class	356,717	4,177,156
Western Asset Core Plus Bond Fund - Class I	195,803	2,247,816
		15,375,466
International Funds - 14.9%
Dodge & Cox International Stock Fund	5,350	176,820
First Eagle Global Fund - Class A	48,830	2,421,958
Harding, Loevner International Equity Portfolio - Institutional Class	121,756	1,979,756
JOHCM International Select Fund - Class I	12,912	224,029
John Hancock International Growth Fund - Class I	71,990	1,475,803
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	130,034	1,739,850
Pear Tree Polaris Foreign Value Small Cap Fund - Institutional Shares	81,521	926,892
		8,945,108
Sector Funds - 12.9%
Consumer Staples Select Sector SPDR Fund (a)	10,000	507,600
Fidelity Select Health Care Portfolio	9,458	1,749,597
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	54,143	444,514
Putnam Absolute Return 500 Fund - Class Y	163,046	1,723,399
SPDR S&P Regional Banking ETF (a)	25,000	916,500
Vanguard Consumer Discretionary ETF (a)	6,000	692,580
Vanguard Global Minimum Volatility Fund - Admiral Shares	78,775	1,741,722
		7,775,912
Mid-Cap Funds - 6.5%
John Hancock Disciplined Value Mid Cap Fund - Class I	76,971	1,350,070
SPDR S&P MidCap 400 ETF Trust (a)	10,780	2,586,877
		3,936,947
Convertible Bond Funds - 4.0%
AllianzGI Convertible & Income Fund II (c)	160,600	717,882
AllianzGI Convertible Fund - Institutional Class	60,544	1,687,369
		2,405,251

NEW CENTURY BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 96.0% (Continued)	Shares	Value
Small-Cap Funds - 2.5%
Brown Capital Management Small Company Fund - Institutional Class (b)	13,236	$847,780
iShares S&P Small-Cap 600 Value ETF (a)	6,700	682,261
		1,530,041
High Yield Bond Funds - 2.0%
Loomis Sayles Institutional High Income Fund	93,331	526,386
Western Asset High Income Opportunity Fund, Inc. (c)	150,000	669,000
		1,195,386

Total Investment Companies (Cost $53,682,172)		$57,848,087

STRUCTURED NOTES - 3.4%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b)	$750,000	$867,952
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,250,000	1,184,000
Total Structured Notes (Cost $2,000,000)		$2,051,952

MONEY MARKET FUNDS - 0.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.33% (d) (Cost $252,758)	252,758	$252,758

Total Investments at Value - 99.8% (Cost $55,934,930)		$60,152,797

Other Assets in Excess of Liabilities - 0.2%		112,870

Net Assets - 100.0%		$60,265,667

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	Closed-end fund.
(d)	The rate shown is the 7-day effective yield as of January 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 97.9%	Shares	Value
Diversified Funds - 36.6%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (a)	50,000	$1,303,500
DFA International Small Cap Value Portfolio - Institutional Class	26,161	452,578
Dodge & Cox International Stock Fund	3,768	124,516
iShares MSCI EAFE Minimum Volatility ETF (a)	23,500	1,492,250
Ivy International Core Equity Fund - Class I	67,768	1,055,149
JOHCM International Select Fund - Class I	56,788	985,266
John Hancock International Growth Fund - Class I	117,269	2,404,023
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	115,018	1,538,938
MFS International Value Fund - Class I	66,574	2,311,439
Oakmark International Fund - Class I	126,914	2,467,211
Oppenheimer International Small-Mid Company Fund - Class I	28,620	996,279
Templeton Institutional Funds Foreign Smaller Companies Series	56,368	1,088,465
		16,219,614
Europe Funds - 36.3%
Columbia European Equity Fund - Class A	265,855	1,619,055
DFA United Kingdom Small Company Portfolio - Institutional Class	16,695	505,028
Franklin Mutual European Fund - Class A	168,937	2,947,948
Invesco European Growth Fund - Class Y	33,811	1,106,976
iShares MSCI Eurozone ETF (a)	15,000	498,000
iShares MSCI France ETF (a)	30,000	698,700
iShares MSCI Germany ETF (a)	52,600	1,279,758
iShares MSCI Ireland Capped ETF (a)	25,000	969,500
iShares MSCI Switzerland Capped ETF (a)	45,600	1,329,696
iShares MSCI United Kingdom ETF (a)	145,146	2,229,443
T. Rowe Price European Stock Fund	82,407	1,489,093
WisdomTree Europe Hedged Equity Fund (a)	27,500	1,429,725
		16,102,922
Asia/Pacific Funds - 23.0%
iShares MSCI Australia ETF (a)	30,100	530,964
Matthews China Dividend Fund - Investor Class	40,925	502,145
Matthews India Fund - Investor Class	34,821	866,347
Matthews Japan Fund - Institutional Class (b)	230,401	4,158,734
Matthews Pacific Tiger Fund - Investor Class	98,135	2,185,475
WisdomTree Japan Hedged Equity Fund (a)	41,000	1,949,960
		10,193,625
Diversified Emerging Markets Funds - 2.0%
William Blair Emerging Markets Small Cap Growth Fund - Class I (b)	63,152	891,071

Total Investment Companies (Cost $42,664,310)		$43,407,232

NEW CENTURY INTERNATIONAL PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS – 2.2%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.33% (c) (Cost $962,273)	962,273	$962,273

Total Investments at Value - 100.1% (Cost $43,626,583)		$44,369,505

Liabilities in Excess of Other Assets - (0.1%)		(57,526)

Net Assets - 100.0%		$44,311,979

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of January 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

INVESTMENT COMPANIES - 94.7%	Shares	Value
Long/Short Equity Funds - 18.2%
AQR Long-Short Equity Fund - Class I	212,010	$2,561,078
Boston Partners Long/Short Research Fund - Institutional Class (b)	370,935	5,308,083
TFS Market Neutral Fund	93,410	1,340,430
Vanguard Market Neutral Fund - Investor Shares	253,558	3,113,694
Weitz Partners III Opportunity Fund - Institutional Class (b)	241,307	3,136,989
		15,460,274
Arbitrage Funds - 17.7%
Calamos Market Neutral Income Fund - Class A	333,389	4,177,360
Kellner Merger Fund - Institutional Class	304,451	3,190,642
The Merger Fund - Investor Class	260,735	3,950,137
Touchstone Merger Arbitrage Fund - Institutional Class (b)	341,006	3,682,868
		15,001,007
Global Macro Funds - 15.1%
Calamos Global Dynamic Income Fund (d)	96,000	624,960
First Eagle Global Fund - Class A	78,542	3,895,661
Franklin Mutual Global Discovery Fund - Class Z	78,771	2,189,843
John Hancock Global Absolute Return Strategies Fund - Class I	419,503	4,308,296
MFS Global Alternative Strategy Fund - Class I	177,535	1,807,308
		12,826,068
Managed Futures Funds - 12.0%
361 Managed Futures Strategy Fund - Class I (b)	440,036	4,827,195
AQR Managed Futures Strategy Fund - Class I	317,960	3,303,609
ASG Managed Futures Strategy Fund - Class Y	182,103	2,004,959
		10,135,763
High Yield/Fixed Income Funds - 9.0%
BlackRock Credit Allocation Income Trust (d)	57,000	698,250
PIMCO Corporate & Income Strategy Fund (d)	16,000	215,680
PIMCO Dynamic Credit Income Fund (d)	60,000	1,048,800
PIMCO Income Fund - Institutional Class	154,149	1,805,080
PIMCO Income Strategy Fund II (d)	126,000	1,059,660
Templeton Global Bond Fund - Class A	26,119	299,323
Templeton Global Income Fund (d)	403,000	2,522,780
		7,649,573
Asset Allocation Funds - 8.5%
Berwyn Income Fund	334,258	4,278,500
FPA Crescent Fund	100,121	2,952,558
		7,231,058
Natural Resources Funds - 5.8%
ETRACS Alerian MLP Infrastructure Index ETN (e)	81,700	1,820,276
First Eagle Gold Fund - Class I (b)	80,875	964,030
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	124,736	1,024,084
SPDR Gold Trust (a) (b) (c)	4,800	513,408
Tortoise Energy Infrastructure Corporation (d)	10,000	243,400
Tortoise MLP & Pipeline Fund - Institutional Class	39,394	377,391
		4,942,589

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 94.7% (Continued)	Shares	Value
Real Estate Funds - 5.3%
CBRE Clarion Global Real Estate Income Fund (d)	147,500	$1,054,625
Vanguard REIT ETF (a)	16,700	1,285,399
Versus Capital Multi-Manager Real Estate Income Fund – Class I (f)	63,897	1,707,315
Voya Global Real Estate Fund - Class I	25,297	472,290
		4,519,629
Option Hedged Funds - 3.1%
BlackRock Enhanced Equity Dividend Trust (d)	120,000	870,000
JPMorgan Hedged Equity Fund - Select Class	112,686	1,748,893
		2,618,893

Total Investment Companies (Cost $77,536,840)		$80,384,854

STRUCTURED NOTES - 4.6%	Par Value	Value
BNP Paribas Buffered Return Enhanced Notes Linked to the Performance of WTI Crude Oil, due 03/24/2016 (b)	$1,500,000	$671,396
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,515,520
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,691,460
Total Structured Notes (Cost $4,900,000)		$3,878,376

MONEY MARKET FUNDS - 1.1%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.33% (g) (Cost $902,901)	902,901	$902,901

Total Investments at Value - 100.4% (Cost $83,339,741)		$85,166,131

Liabilities in Excess of Other Assets - (0.4%)		(317,462)

Net Assets - 100.0%		$84,848,669

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	Continuously offered closed-end interval fund.
(g)	The rate shown is the 7-day effective yield as of January 31, 2016.

See accompanying notes to Schedules of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2016 (Unaudited)

1. Investment Valuation

Investments in shares of other open-end investment companies held by New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”) are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, exchange-traded funds (“ETFs”), and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Structured notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Portfolios’ investments as of January 31, 2016 by security type:

	Level 1	Level 2	Level 3	Total
New Century Capital Portfolio

Investment Companies	$90,164,893	$-	$-	$90,164,893
Money Market Funds	6,094,413	-	-	6,094,413
Total	$96,259,306	$-	$-	$96,259,306

New Century Balanced Portfolio

Investment Companies	$57,848,087	$-	$-	$57,848,087
Structured Notes	-	2,051,952	-	2,051,952
Money Market Funds	252,758	-	-	252,758
Total	$58,100,845	$2,051,952	$-	$60,152,797

New Century International Portfolio

Investment Companies	$43,407,232	$-	$-	$43,407,232
Money Market Funds	962,273	-	-	962,273
Total	$44,369,505	$-	$-	$44,369,505

New Century Alternative Strategies Portfolio

Investment Companies	$80,384,854	$-	$-	$80,384,854
Structured Notes	-	3,878,376	-	3,878,376
Money Market Funds	902,901	-	-	902,901
Total	$81,287,755	$3,878,376	$-	$85,166,131

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of January 31, 2016, the Portfolios did not have any transfers into and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of January 31, 2016. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of January 31, 2016:

				New
	New	New	New	Century
	Century	Century	Century	Alternative
	Capital	Balanced	International	Strategies
	Portfolio	Portfolio	Portfolio	Portfolio

Cost of portfolio investments	$81,228,201	$56,119,528	$43,766,629	$83,528,395

Gross unrealized appreciation	$17,541,791	$6,707,314	$3,781,540	$5,413,621

Gross unrealized depreciation	(2,510,686)	(2,674,045)	(3,178,664)	(3,775,885)

Net unrealized appreciation	$15,031,105	$4,033,269	$602,876	$1,637,736

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for each Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Investment in Other Investment Companies

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs. Thus, each Portfolio is affected by the performance of those companies. Investing in investment companies does not eliminate investment risk.

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company. In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price. Further, ETFs which hold stocks included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Portfolios incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of other investment companies.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	March 23, 2016

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	March 23, 2016

*	Print the name and title of each signing officer under his or her signature.